CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES:
Income (loss)	$ (8,268)	$ 23,916	$ (71,669)
Adjustments in respect of income and expenses not involving cash flow:
Share-based compensation to employees and service providers	665	1,647	5,675
Depreciation	588	1,445	2,136
Amortization of intangible assets	31	545	6,018
Gains from the transfer of rights in Movantik and extinguishment of debt obligations, see below		(56,082)
Gains from early termination of leases, and impairment of fixed assets, net	(22)	(543)
Non-cash expenses related to borrowing and payable in respect of intangible assets purchase			33,151
Loss from global termination agreement (See note 15(6)(b)) and below	2,359
Fair value (gains) losses on derivative financial instruments, recognition of day 1 loss and changes in royalty obligation	(8,268)	5,359	(13,422)
Loss from modification of warrants terms as part of a new issuance, see notes 17(d) and 17(f)		1,459
Issuance costs in respect of warrants	1,497	2,034	958
Exchange differences and revaluation of bank deposit	(4)	19	(40)
Total adjustments in respect of income and expenses not involving cash flow	(3,154)	(44,117)	34,476
Changes in assets and liability items:
Decrease (increase) in trade receivables	52	31,930	(2,845)
Decrease in prepaid expenses and other receivables	1,697	1,586	274
Decrease in inventories	738	2,387	3,801
Decrease in accounts payable	(2,110)	(952)	(7,434)
Decrease in accrued expenses and other liabilities	3,042	(13,354)	(2,947)
Increase (decrease) in allowance for deductions from revenue	(1,366)	(37,216)	17,159
Total changes in assets and liability items	2,053	(15,619)	8,008
Net cash used in operating activities	(9,369)	(35,820)	(29,185)
INVESTING ACTIVITIES:
Purchase of fixed assets	(9)	(11)	(198)
Change in investment in current bank deposits		15	8,500
Net cash provided by (used in) investing activities	(9)	4	8,302
FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrants, net of issuance costs	8,263	13,959	23,806
Repayment of payable in respect of intangible asset purchase		(6,555)	(10,878)
Decrease in restricted cash	790	15,210
Payment of principal with respect to lease liabilities	(636)	(1,175)	(1,475)
Net cash provided by financing activities	8,417	21,439	11,453
DECREASE IN CASH AND CASH EQUIVALENTS	(961)	(14,377)	(9,430)
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	9	(22)	(76)
BALANCE OF CASH AND CASH EQUIVALENTS AT THE BEGINNING OF PERIOD	5,569	19,968	29,474
BALANCE OF CASH AND CASH EQUIVALENTS AT THE END OF PERIOD	4,617	5,569	19,968
SUPPLEMENTARY INFORMATION ON INTEREST RECEIVED IN CASH	131	138	84
SUPPLEMENTARY INFORMATION ON INTEREST PAID IN CASH	55	367	8,182
Acquisition of right-of-use assets by means of lease liabilities		270	5,590
Decrease in lease liability (with corresponding decrease in right of use asset in amount of $166 in 2024, and $4,697 in 2023) resulting from early termination of lease.	$ 188	5,413	$ 587
Decrease in Intangible asset		(59,503)
Decrease in Inventories		(4,233)
Decrease in Payable in respect of Intangible asset		4,602
Decrease in Borrowing		115,216
Gains from the transfer of the rights in Movantik and extinguishment of debt obligations		$ 56,082